UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 28, 2014

1.814091.109

CTF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Connecticut - 92.1%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,456,284
4.5% 8/15/21	1,225,000	1,352,253
4.5% 8/15/22	1,325,000	1,452,796
5% 8/15/19	750,000	851,595
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	838,995
Series 2010 B, 4% 10/15/19	1,110,000	1,248,595
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	2,023,577
5% 12/1/18 (FSA Insured)	1,635,000	1,800,478
Series 2012 A:
5% 2/15/23	3,510,000	3,926,567
5% 2/15/24	2,490,000	2,768,930
5% 2/15/32	5,000,000	5,250,500
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	4,898,100
Connecticut Gen. Oblig.:
Series 2006 D:
5% 11/1/24	17,980,000	19,695,831
5% 11/1/25	10,000,000	10,943,300
Series 2006 F, 5% 12/1/21	14,000,000	15,472,940
Series 2007 D, 5% 12/1/19	1,745,000	1,994,971
Series 2008 A, 5% 4/15/27	5,000,000	5,528,650
Series 2008 B, 5% 4/15/28	4,000,000	4,394,840
Series 2011 D, 5% 11/1/25	10,000,000	11,446,800
Series 2012 B, 5% 4/15/25	7,460,000	8,596,531
Series 2012 D:
5% 9/15/31	3,250,000	3,601,650
5% 9/15/32	4,860,000	5,363,253
Series 2013 A, 5% 3/1/27	11,480,000	13,189,487
5% 10/15/30	4,275,000	4,768,250
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,351,000
Series M, 5% 7/1/34	1,000,000	1,042,910
Series O, 5% 7/1/40	2,000,000	2,064,360
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,251,069
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	$ 3,000,000	$ 3,092,580
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,695,000	1,931,419
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,173,920
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,157,560
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,067,980
5% 7/1/18	1,000,000	1,074,170
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,110,334
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,326,670
5% 7/1/30	2,000,000	2,206,900
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,181,970
(Yale Univ. Proj.) Series Z1, 5% 7/1/42	3,335,000	3,517,224
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/18 (AMBAC Insured)	3,020,000	3,251,664
5% 7/1/19 (AMBAC Insured)	2,035,000	2,186,750
5% 7/1/31 (AMBAC Insured)	5,000,000	5,176,950
Series 2011 M, 5.375% 7/1/41	5,485,000	5,805,763
Series 2013 N:
5% 7/1/24	400,000	460,056
5% 7/1/25	300,000	341,142
Series A:
5% 7/1/20	4,855,000	5,594,271
5% 7/1/21	800,000	919,760
5% 7/1/41	3,000,000	3,047,580
Series C:
5% 7/1/20	465,000	538,465
5% 7/1/22	425,000	493,625
5% 7/1/24	1,000,000	1,147,870
Series D:
5% 7/1/21	2,975,000	3,386,472
5% 7/1/23	3,335,000	3,718,792
Series G, 5% 7/1/39	1,000,000	1,076,140
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,546,526
Series H1, 5% 7/1/41	1,250,000	1,308,388
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series J:
5% 11/1/24	$ 1,390,000	$ 1,591,105
5% 11/1/25	1,465,000	1,661,881
Series N:
5% 7/1/20	1,250,000	1,434,025
5% 7/1/21	610,000	691,783
5% 7/1/21	1,940,000	2,125,134
5% 7/1/22	2,035,000	2,208,667
5% 7/1/23	1,500,000	1,647,210
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	4,000,000	4,291,680
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A:
5% 1/1/26	1,180,000	1,337,235
5% 1/1/28	1,000,000	1,113,760
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,582,501
5% 1/1/25	875,000	988,356
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,193,224
5% 8/1/27 (AMBAC Insured)	2,000,000	2,201,400
Series 2008 A, 5% 11/1/21	5,000,000	5,747,550
Series 2010 C, 5% 11/1/20	1,085,000	1,295,078
Series 2011 A, 5% 12/1/25	5,000,000	5,715,500
Series 2012 A:
5% 1/1/24	2,855,000	3,347,744
5% 1/1/25	4,000,000	4,659,720
5% 1/1/26	10,000,000	11,539,800
5% 1/1/28	1,000,000	1,134,070
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	2,034,428
5% 6/1/25	3,710,000	4,286,831
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,188,550
5% 7/15/23	1,300,000	1,522,963
5% 7/15/24	410,000	476,121
5% 7/15/25	350,000	402,899
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	$ 360,000	$ 398,261
4% 7/15/22	325,000	354,299
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,080
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,039,320
Hartford County Metropolitan District (Clean Wtr. Proj.) Series 2013 A, 5% 4/1/32	5,550,000	6,089,960
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,170,720
5% 4/1/21 (FSA Insured)	2,000,000	2,343,440
5% 4/1/22 (FSA Insured)	1,000,000	1,168,960
5% 4/1/24	2,500,000	2,831,150
Series 2013 A, 5% 4/1/27	1,645,000	1,824,552
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,540,000	1,775,805
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	31,132
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,111,610
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,124,940
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,292,840
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,280,834
5% 11/1/17	1,900,000	2,123,421
5% 11/1/18	2,005,000	2,270,121
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,518,478
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,123,463
5% 7/1/26	625,000	704,138
Series 2011 A:
4% 7/1/22	1,000,000	1,109,660
4% 7/1/23	1,000,000	1,093,470
4% 7/1/24	1,000,000	1,080,290
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	660,024
4% 7/15/22	600,000	650,406
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Plainville Gen. Oblig. Series 2010 A: - continued
4% 7/15/23	$ 600,000	$ 643,842
Reg'l. School District #15 4% 7/1/22	1,520,000	1,646,966
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,603,485
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,609,449
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,707,369
Eighth Series A, 5% 8/1/33	1,110,000	1,207,536
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,212,627
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,342,932
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	20,923,195
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,816,978
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,146,323
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	586,976
4% 9/15/21	500,000	550,705
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,347,670
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,193,270
5% 11/15/23	2,700,000	3,169,125
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,278,101
4% 8/1/22	1,000,000	1,087,640
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,869,038
Watertown Gen. Oblig. Series 2009 B, 4.5% 7/1/20	1,375,000	1,555,125
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,183,830
5% 7/1/22	1,210,000	1,408,138
West Haven Gen. Oblig.:
Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,607,918
Series 2012, 5% 8/1/21 (FSA Insured)	2,495,000	2,841,855
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	$ 800,000	$ 860,424
Series 2009, 5% 2/1/21	480,000	548,165
Series 2010:
4% 11/1/20	1,050,000	1,195,677
4% 11/1/21	1,000,000	1,124,030
		399,301,431
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,014,960
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (a)	750,000	770,153
6.375% 10/1/43 (a)	800,000	813,376
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,212,695
		3,811,184
Puerto Rico - 4.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	454,291
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,453,352
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,943,740
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	247,053
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,955,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,967,550
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,298,050
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,004,840
		18,323,876
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	$ 2,250,000	$ 2,474,213
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $414,063,729)	423,910,704
NET OTHER ASSETS (LIABILITIES) - 2.2%	9,321,692
NET ASSETS - 100%	$ 433,232,396
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $414,063,729. Net unrealized appreciation aggregated $9,846,975, of which $14,263,934 related to appreciated investment securities and $4,416,959 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 28, 2014

1.814102.109

NJT-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
3% 10/1/14 (a)	$ 1,000,000	$ 1,006,050
6.375% 10/1/43 (a)	1,000,000	1,016,720
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,703,400
		3,726,170
New Jersey - 88.5%
Atlantic City Gen. Oblig. Series 2012, 5% 11/1/19	6,425,000	7,230,952
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	1,985,000	2,101,778
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,275,100
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	3,290,000	3,419,297
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,070
5.25% 8/15/17	20,000	20,070
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,651,253
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,652,592
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,174,750
5% 11/1/23	1,000,000	1,158,860
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,203,276
5% 3/1/21	1,000,000	1,158,010
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,118,890
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	8,310,000	6,855,085
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,456,400
Series 2012 A, 5% 11/1/22	6,600,000	7,956,696
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,245,631
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,543,614
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,633,809
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,742,423
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,309,388
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,678,640
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	850,733
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,631,452
5% 8/1/28	4,000,000	4,455,080
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	24,716
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,641,516
5% 9/1/26	600,000	663,282
5% 9/1/27	440,000	484,035
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,524,795
5.375% 1/1/43 (a)	2,000,000	2,043,480
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,557,015
Series 2005 K, 5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,262,530
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,949,050
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	2,827,980
5.125% 3/1/30 (Pre-Refunded to 3/1/15 @ 100)	2,175,000	2,280,770
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	2,939,608
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	9,000,000	9,448,740
Series 2005 P:
5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	6,800,000	7,295,516
5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,597,840
Series 2006 S, 5% 9/1/36	9,000,000	9,153,540
Series 2007 U, 5% 9/1/37	2,000,000	2,042,960
Series 2012 II, 5% 3/1/26	5,000,000	5,562,950
Series 2012, 5% 6/15/20	5,000,000	5,681,450
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2013 NN, 5% 3/1/27	$ 20,000,000	$ 22,198,794
Series 2013:
5% 3/1/23	4,800,000	5,572,800
5% 3/1/25	700,000	794,241
6% 12/15/34	1,945,000	2,175,249
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,358,750
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,063,070
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	171,880
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	2,006,185
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,161,660
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,097,300
5% 7/1/14	235,000	238,708
5% 7/1/15	235,000	249,920
5% 7/1/17	490,000	559,066
5% 7/1/18	250,000	292,195
5% 7/1/19	200,000	237,364
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,738,175
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	5,026,989
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,150,680
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,885,390
Series 2012 A:
5% 7/1/18	1,000,000	1,151,820
5% 7/1/19	1,025,000	1,190,169
Series 2012 B:
5% 7/1/37	750,000	793,890
5% 7/1/42	1,100,000	1,150,974
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	$ 10,000,000	$ 11,374,500
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	111,434
5% 9/1/17	4,750,000	5,260,530
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	33,430
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	22,287
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,659,500
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,127,570
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,645,596
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,889,680
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,839,540
Series 2010, 5% 1/1/34	2,000,000	2,051,620
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,214,900
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,207,686
5% 3/1/21	2,680,000	2,899,948
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,640,282
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,805,800
Series 2008 A, 5.25% 10/1/38	5,965,000	6,299,100
Series 2008, 6.625% 7/1/38	10,745,000	10,967,529
Series 2009 A, 5.75% 10/1/31	4,000,000	4,497,160
Series 2011:
5% 7/1/19	1,500,000	1,734,285
5% 7/1/23	2,500,000	2,816,650
5% 7/1/24	2,000,000	2,227,100
5% 7/1/25	2,265,000	2,499,745
Series 2012 A:
5% 7/1/18	795,000	899,638
5% 7/1/22	1,400,000	1,590,442
5% 7/1/23	1,000,000	1,112,780
5% 7/1/24	2,000,000	2,187,680
5% 7/1/25	1,000,000	1,078,950
Series 2012 II, 5% 7/1/42	1,000,000	1,015,580
Series 2012, 5% 7/1/21	2,325,000	2,633,458
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2013 A:
5% 7/1/28	$ 1,080,000	$ 1,176,455
5% 7/1/32	1,600,000	1,690,208
5.25% 7/1/28	3,250,000	3,584,620
Series 2013:
5% 7/1/24	1,250,000	1,412,425
5% 7/1/26	1,335,000	1,464,095
5.25% 7/1/31	4,000,000	3,986,160
5.5% 7/1/43	3,000,000	2,927,250
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,844,000
Series 2013:
4% 12/1/20 (a)	2,500,000	2,628,025
5% 12/1/21 (a)	2,100,000	2,296,938
5% 12/1/22 (a)	2,250,000	2,429,933
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,344,088
5% 7/1/42	5,000,000	5,256,700
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 5% 6/1/15	1,000,000	1,050,510
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	1,090,000	1,150,342
6.5% 1/1/16 (Escrowed to Maturity)	2,715,000	2,922,589
Series 2005 C:
6.5% 1/1/16	385,000	426,846
6.5% 1/1/16 (Escrowed to Maturity)	190,000	211,574
Series 2009 E, 5.25% 1/1/40	10,600,000	11,333,520
Series 2009 G, 5% 1/1/17	3,745,000	4,193,089
Series 2009 I, 5% 1/1/35	5,000,000	5,278,400
Series 2012 B, 5% 1/1/24	2,650,000	3,087,065
6.5% 1/1/16 (Escrowed to Maturity)	210,000	233,438
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,285,408
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,011,340
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	9,830,000	10,697,596
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
5.25% 12/15/22 (AMBAC Insured)	$ 1,200,000	$ 1,428,372
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	18,491,024
Series 2005 D, 5% 6/15/20 (Pre-Refunded to 6/15/15 @ 100)	4,000,000	4,243,840
Series 2006 A, 5.5% 12/15/22	8,875,000	10,674,406
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,698,500
0% 12/15/34	4,000,000	1,343,600
Series 2008 A:
0% 12/15/35	12,055,000	3,883,157
0% 12/15/36	25,000,000	7,527,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,855,726
Series 2009 A:
0% 12/15/36	1,915,000	576,568
0% 12/15/38	13,900,000	3,667,793
0% 12/15/39	18,895,000	4,619,261
Series 2010 A, 0% 12/15/30	14,750,000	6,655,348
Series 2010 A3, 0% 12/15/34	10,775,000	3,693,347
Series 2011 A, 5.25% 6/15/25	6,000,000	6,813,480
Series 2011 B:
5.25% 6/15/25	3,185,000	3,616,822
5.25% 6/15/26	2,000,000	2,242,140
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,534,597
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,167,020
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,259,500
5% 7/15/18	3,130,000	3,599,312
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,500,161
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,491,380
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,631,040
5% 5/1/39	9,500,000	10,175,735
Series 2010 I, 5% 5/1/29	1,110,000	1,218,181
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.: - continued
Series 2013 L, 5% 5/1/43	$ 5,000,000	$ 5,379,900
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,085,380
		524,130,495
New York And New Jersey - 4.0%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (a)	2,800,000	2,848,244
141st Series:
5% 9/1/18 (a)	6,000,000	6,390,720
5% 9/1/21 (CIFG North America Insured) (a)	2,400,000	2,550,744
163rd Series, 5% 7/15/35	3,255,000	3,517,646
166th Series, 5% 1/15/41	5,000,000	5,300,250
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,000,000	3,156,510
		23,764,114
Pennsylvania, New Jersey - 3.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,056,563
Series 2012 A:
5% 7/1/21	600,000	698,472
5% 7/1/24	1,200,000	1,358,544
5% 7/1/25	1,100,000	1,233,364
5% 7/1/26	500,000	555,245
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,232,560
Series 2010 D, 5% 1/1/40	4,000,000	4,190,880
Series 2013, 5% 1/1/31	5,000,000	5,483,450
		19,809,078
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 1,955,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,762,900
		6,717,900
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,076,570
Series 2009 A1, 5% 10/1/24	500,000	529,085
Series 2009 B, 5% 10/1/25	1,200,000	1,259,376
		2,865,031
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $559,441,092)	581,012,788
NET OTHER ASSETS (LIABILITIES) - 1.9%	11,373,678
NET ASSETS - 100%	$ 592,386,466
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $559,458,915. Net unrealized appreciation aggregated $21,553,873, of which $28,067,066 related to appreciated investment securities and $6,513,193 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014